UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    SPARROW CAPITAL MANAGEMENT, Inc
Address: 225 S. Meramec, Suite 732T
         St. Louis,MO 63105



13F File Number: 28-5189__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark Thompson
Title:   Compliance Officer
Phone:   314-725-6161_
Signature, Place, and Date of Signing:

Mark Thompson__   St. Louis, MO___   January 24,2001


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      40
Form 13F Information Table Value Total:       $110,910


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ADVANCEPCS                     COM              00790K109      258     8790 SH       DEFINED                  3760        0     5030
ANHEUSER BUSCH COS INC         COM              035229103     1102    24365 SH       DEFINED                     0        0    24365
APPLE COMPUTER INC             COM              037833100     4338   198080 SH       DEFINED                 14390        0   183690
BLOCKBUSTER INC CL A           COM              093679108      255    10115 SH       DEFINED                  4000        0     6115
CP HOLDRS                      COM              12616K106      327     8340 SH       DEFINED                  3120        0     5220
CENTRAL MINERA CORP COM        COM              154130108        1    16300 SH       DEFINED                     0        0    16300
CISCO SYSTEMS INC              COM              17275R102     3880   214220 SH       DEFINED                 13000        0   201220
CITIGROUP INC                  COM              172967101      259     5136 SH       DEFINED                     0        0     5136
D R HORTON INC                 COM              23331A109     7749   238728 SH       DEFINED                 13650        0   225078
EDWARDS A G INC                COM              281760108      407     9220 SH       DEFINED                  3470        0     5750
8X8 INC NEW                    COM              282914100       18    20000 SH       DEFINED                     0        0    20000
ELCOR CORPORATION              COM              284443108      316    11365 SH       DEFINED                  4600        0     6765
ELECTRONIC DATA SYS CORP (NEW) COM              285661104     5193    75748 SH       DEFINED                  5700        0    70048
FEDERAL NATL MTG ASSN          COM              313586109     6333    79655 SH       DEFINED                  4400        0    75255
FIRST DATA CORP                COM              319963104     6392    81475 SH       DEFINED                  4300        0    77175
GENERAL ELECTRIC CO            COM              369604103     5678   141677 SH       DEFINED                  5640        0   136037
GOLDEN WEST FINL CORP DEL      COM              381317106      353     6005 SH       DEFINED                  2430        0     3575
INTERNATIONAL GAME TECHNOLOGY  COM              459902102      415     6080 SH       DEFINED                  2475        0     3605
JDA SOFTWARE GROUP INC         COM              46612K108      418    18705 SH       DEFINED                  6500        0    12205
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     3859    57770 SH       DEFINED                  3290        0    54480
MANOR CARE INC                 COM              564055101      314    13230 SH       DEFINED                  5585        0     7645
MARSHALL & ILSLEY CP           COM              571834100      471     7450 SH       DEFINED                     0        0     7450
MEDICAL DEVICE ALLIANCE INC.   RESTRICTED       59449S19T        0    20000 SH       DEFINED                     0        0    20000
MICROSOFT CORP                 COM              594918104      307     4630 SH       DEFINED                     0        0     4630
NIKE INC CL B                  COM              654106103     5010    89074 SH       DEFINED                  5500        0    83574
NORTH FORK BANCORPORATION NY   COM              659424105      410    12805 SH       DEFINED                  5175        0     7630
NVIDIA CORPORATION             COM              67066G104      293     4380 SH       DEFINED                  1900        0     2480
OFFICE DEPOT INC               COM              676220106      199    10755 SH       DEFINED                  4300        0     6455
PEPSI BOTTLING GROUP INC       COM              713409100     7968   339068 SH       DEFINED                 22750        0   316318
PFIZER INC                     COM              717081103     4598   115374 SH       DEFINED                  6270        0   109104
SEMPRA ENERGY                  COM              816851109     4708   191770 SH       DEFINED                 17340        0   174430
SYSCO CORP                     COM              871829107     4834   184380 SH       DEFINED                  7850        0   176530
TECO ENERGY INC                COM              872375100     5969   227465 SH       DEFINED                 14260        0   213205
TENET HEALTHCARE CORP          COM              88033G100     8568   145919 SH       DEFINED                  7000        0   138919
TYCO INTL LTD (NEW)            COM              902124106     7323   124324 SH       DEFINED                  5600        0   118724
USX MARATHON GROUP             COM              902905827     4723   157440 SH       DEFINED                  8500        0   148940
UNITED TECHNOLOGIES CORP       COM              913017109     3985    61666 SH       DEFINED                  4800        0    56866
VERITAS DGC INC                COM              92343P107      231    12490 SH       DEFINED                  5000        0     7490
WASHINGTON MUTUAL INC          COM              939322103     3181    97290 SH       DEFINED                  8000        0    89290
TTI TEAM TELECOM               COM              M88258104      267    10655 SH       DEFINED                  4350        0     6305